Income from companies accounted for using the equity method	12 Months Ended
Dec. 31, 2017
Income from companies accounted for using the equity method abstract
Income from companies accounted for using the equity method

41.    Income from companies accounted for using the equity method

Income from companies accounted for using the equity method comprises the amount of profit or loss attributable to the Group generated during the year by associates and joint ventures.

The detail of Income from companies accounted for using the equity method is as follows:

	Millions of euros
	2017	2016	2015
Zurich Santander Insurance América, S.L.	241	223	183
SAM Investment Holdings Limited	87	79	64
Wizink Bank, S.A.	36	—	—
Companhia de Crédito, Financiamento e Investimento RCI Brasil	19	12	28
Allianz Popular, S.L.	15	—	—
Other companies	306	130	100
	704	444	375